Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Feb. 28, 2025		Aug. 31, 2024		Aug. 31, 2023
Current assets
Cash and cash equivalents	$ 199,461		$ 152,985		$ 779,049
Accounts receivable	57,970		62,914		44,130
Inventories	380,653		460,047		630,478
Deposit, prepayments and other receivables	88,018		114,806		617,507
Total current assets	726,102		790,752		2,071,164
Non-current assets
Property, plant and equipment, net	281,799		357,778		463,387
Operating lease right-of-use assets	148,348		199,647		271,021
Deferred offering cost	3,167,640		449,576
Technology-related intangible assets, net	49,676,520		51,481,358		76,218,786
Total non-current assets	53,274,307		52,488,359		76,953,194
TOTAL ASSETS	54,000,409		53,279,111		79,024,358
Current liabilities
Accounts payable and accruals	162,278		267,900		170,888
Other payables	150,671		95,831		27,487
Deferred revenue	8,687		10,012		440,069
Hire purchase creditor	8,479		8,758		9,224
Amounts due to shareholders	1,951,778		1,202,692		232,095
Operating lease liabilities	99,590		99,445		84,879
Total current liabilities	2,381,483		1,684,638		964,642
Non-current liabilities
Hire purchase creditor	241		4,320		10,531
Operating lease liabilities	57,337		108,891		198,163
Total non-current liabilities	57,578		113,211		208,694
TOTAL LIABILITIES	2,439,061		1,797,849		1,173,336
Commitments and contingencies (Note 14)
Shareholders’ equity
Common stock, 250,000,000 authorized; $0.001 par value, 25,685,591 and 25,577,734 shares issued and outstanding as at August 31, 2024 and August 31, 2023	27,181	[1]	25,686	[1],[2]	25,578	[2]
Additional paid in capital	97,492,063		91,513,818		90,447,874
Shares to be issued					1,066,052
Accumulated other comprehensive loss	(46,824)		(48,827)		(17,036)
Accumulated deficit	(45,163,080)		(39,401,857)		(13,523,266)
Non-controlling interest	(747,992)		(607,558)		(148,180)
Total shareholders’ equity	51,561,348		51,481,262		77,851,022
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 54,000,409		$ 53,279,111		$ 79,024,358

[1]	Retroactively restated to reflect 1-for-4 share consolidation effective on September 11, 2024.
[2]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.